Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000164403
Average Annual Return [Line Items]
Average Annual Return, Percent	20.69%	11.96%	11.78%
C000025698
Average Annual Return [Line Items]
Average Annual Return, Percent	12.56%	5.70%			5.13%
C000065289
Average Annual Return [Line Items]
Average Annual Return, Percent	12.19%	2.89%			1.80%
C000157800
Average Annual Return [Line Items]
Average Annual Return, Percent	19.41%	11.37%		8.99%
C000062556
Average Annual Return [Line Items]
Average Annual Return, Percent	22.40%	14.29%			13.79%
C000025691
Average Annual Return [Line Items]
Average Annual Return, Percent	3.01%	0.96%			1.61%
C000025696
Average Annual Return [Line Items]
Average Annual Return, Percent	11.69%	7.29%			4.46%
C000025699
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%	0.65%			0.81%
C000091788
Average Annual Return [Line Items]
Average Annual Return, Percent	4.70%	1.33%			2.55%
C000025694
Average Annual Return [Line Items]
Average Annual Return, Percent	26.35%	14.70%			14.07%
C000091786
Average Annual Return [Line Items]
Average Annual Return, Percent	2.69%	(0.32%)			0.94%
C000091790
Average Annual Return [Line Items]
Average Annual Return, Percent	2.51%	(0.62%)			0.74%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Average Annual Return, Percent	20.75%	12.32%	12.59%
Bloomberg U.S. Corporate High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	10.44%	3.92%			4.31%
MSCI World Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Gross)
Average Annual Return, Percent	20.75%	12.32%		10.43%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	24.65%	14.96%			12.76%
Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Blend (2-12) Total Return Index Unhedged
Average Annual Return, Percent	2.19%	1.00%			1.88%
MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	11.54%	6.46%			4.33%
ICE BofA Merrill Lynch 1-3 Year Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Merrill Lynch Muni 1-3 Year Muni Index
Average Annual Return, Percent	3.00%	1.07%			1.12%
Bloomberg Barclays U.S. Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	4.63%	0.62%			2.34%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	24.65%	14.96%			12.76%
Bloomberg Barclays U.S. Government Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Index
Average Annual Return, Percent	1.61%	(0.61%)			0.92%
Bloomberg Barclays U.S. Securitized Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Index
Average Annual Return, Percent	2.38%	(0.63%)			0.97%
MSCI Emerging Markets Index (Gross)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM Index
Average Annual Return, Percent	12.97%	3.49%			3.18%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	3.21%	1.16%			2.39%
Bloomberg Municipal 1-3 Yr Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Municipal Bond Index
Average Annual Return, Percent	2.98%	1.08%			1.12%
S&P 500
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	22.70%	13.17%			10.79%